Financial and other investments	12 Months Ended
Mar. 31, 2020
Disclosure of financial assets [abstract]
Financial and other investments
Financial and other investments

The Group holds a range of financial and other investments. These investments include short-term money funds, quoted investments in equities or bonds of other companies, long-term loans to our joint ventures, investments in our venture capital portfolio (National Grid Partners), bank deposits with a maturity of greater than three months, and cash balances that cannot be readily used in operations, principally collateral pledged against derivative holdings.

The Group has reported four categories of financial investments, and the classification for each investment is dependent on its contractual cash flows and the business model it is held under and recognised on trade date.
Debt instruments that have contractual cash flows that are solely payments of principal and interest, and which are held within a business model whose objective is to collect contractual cash flows, are held at amortised cost. This category includes our long-term loans to joint ventures as well as receivables in relation to deposits and collateral.
Debt investments that have contractual cash flows that are solely payments of principal and interest, and which are held within a business model whose objective is both to collect the contractual cash flows and to sell the debt instruments, are measured at fair value through other comprehensive income. On disposal, any realised gains or losses are recycled to the income statement in investment income (see note 6). Other investments include insurance contracts, measured at fair value, and held to back the present value of unfunded obligations in note 25.
The Group has elected to measure equity instruments at fair value through other comprehensive income that are shares held as part of a portfolio of financial instruments which back some long-term employee liabilities. They are not held for trading and so recognising gains and losses on these investments in profit and loss would not be representative of performance in the year. On disposal, any realised gains and losses are transferred to retained profits (see note 28).
Other financial investments are subsequently measured at fair value through profit and loss. This primarily comprises our money market funds, insurance company fund investments and corporate venture capital investments held by National Grid Partners.
Financial and other investments are initially recognised on trade date. Subsequent to initial recognition, the fair values of financial assets that are quoted in active markets are based on bid prices. When independent prices are not available, fair values are determined using valuation techniques used by the relevant markets. The techniques use observable market data to the extent available.

	2020	2019
	£m	£m
Non-current
Debt and other investments at fair value through other comprehensive income	352	343
Equity investments at fair value through other comprehensive income	83	93
Investments at fair value through profit and loss	108	62
Loans to joint ventures¹	—	169
	543	667
Current
Investments at fair value through profit and loss	1,278	1,311
Financial assets at amortised cost	720	670
	1,998	1,981
	2,541	2,648
Financial and other investments include the following:
Investments in short-term money funds²	978	969
Insurance company fund investments³	300	342
Equities[4]	83	93
Bonds[4]	132	122
Cash surrender value of life insurance policies[4]	220	221
Loans to joint ventures	—	169
National Grid Partners and other investments[5]	108	62
Restricted balances:
Collateral[6]	685	637
Other	35	33
	2,541	2,648

1.	As at 31 March 2019, this related to a loan to a joint venture, which was measured at amortised cost.

2.	Includes £1 million (2019: £6 million) held as insurance company fund investments and £26 million (2019: £22 million) US non-qualified plan investments, and therefore restricted.

3.	Includes restricted amounts of £300 million (2019: £342 million) held as insurance company fund investments.

4.	Includes restricted amounts of £435 million (2019: £436 million) relating to US non-qualified plan investments.

5.	This includes a series of small unquoted equity investments held by National Grid Partners of £97 million (2019: £51 million).

6.	Refers to collateral placed with counterparties with whom we have entered into a credit support annex to the ISDA (International Swaps and Derivatives Association) Master Agreement.
15. Financial and other investments continued
Fair value through profit and loss and fair value through other comprehensive income investments are recorded at fair value. The carrying value of current financial assets at amortised cost approximates their fair values, primarily due to short-dated maturities. The carrying value of the non-current loans to joint ventures approximates their fair values as at 31 March 2019. The exposure to credit risk at the reporting date is the fair value of the financial investments. For further information on our credit risk, refer to note 32(a).
For the purposes of impairment assessment, the investments in bonds are considered to be low risk as they are managed with an investment remit to hold investment grade securities; life insurance policies are held with regulated insurance companies; and deposits, collateral receivable and other financial assets at amortised cost are investment grade. All financial assets held at fair value through other comprehensive income or amortised cost are therefore considered to have low credit risk and have a loss allowance equal to 12-month expected credit losses.
In determining the expected credit losses for these assets, some or all of the following information has been considered: credit ratings, the financial position of counterparties, the future prospects of the relevant industries and general economic forecasts.
No fair value through other comprehensive income or amortised cost financial assets have had modified cash flows during the period. There has been no change in the estimation techniques or significant assumptions made during the year in assessing the loss allowance for these financial assets. There were no significant movements in the gross carrying value of financial assets during the year that contribute to changes in the loss allowance. No collateral is held in respect of any of the financial investments in the above table. No balances are more than 30 days past due, and no balances were written off during the year.